Leasing arrangements - leasee - summary of carrying amount of right-of-use assets and the depreciation expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	$ 859,069	$ 687,068	$ 30,594
Depreciation expenses	76,526	36,099
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	636,261	669,967
Depreciation expenses	20,938	22,657
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	19,044	15,043
Depreciation expenses	7,819	7,113
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	203,249
Depreciation expenses	46,225	4,520
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	515	2,058
Depreciation expenses	$ 1,544	$ 1,809